Condensed Consolidating Guarantor Financial Statements	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Guarantor Financial Statements
CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

On March 24, 2014, the Company completed an offering of $200,000,000 of 6.75% senior notes due on April 1, 2021 (the “Notes”) to certain initial purchasers for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The Notes are fully, unconditionally, jointly, and severally guaranteed by certain of the Company's domestic subsidiaries (collectively, "Guarantor Subsidiaries”). Each of the Guarantor Subsidiaries is 100% owned, directly or indirectly, by the Company. The following supplemental financial information sets forth, on a consolidating basis, the balance sheets, statements of comprehensive income and statements of cash flows of First Cash Financial Services, Inc. (the “Parent Company”), the Guarantor Subsidiaries and the Parent Company’s other subsidiaries (“Non-Guarantor Subsidiaries”).

The supplemental condensed consolidating financial information has been prepared pursuant to Securities and Exchange Commission rules and regulations for condensed financial information and does not include the more complete disclosures included in annual financial statements. Investments in consolidated subsidiaries have been presented under the equity method of accounting. The principal eliminating entries eliminate investments in subsidiaries, intercompany balances and intercompany revenues and expenses. The condensed financial information may not necessarily be indicative of the results of operations or financial position had the Guarantor Subsidiaries or Non-Guarantor Subsidiaries operated as independent entities.

Condensed Consolidating Balance Sheet
December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$24,674	$4,240	$41,729	$—	$70,643
Pawn loan fees and service charges receivable	—	7,934	8,755	—	16,689
Pawn loans	—	56,566	58,668	—	115,234
Consumer loans, net	—	694	756	—	1,450
Inventories	—	33,817	43,976	—	77,793
Prepaid expenses and other current assets	1,971	—	1,398	—	3,369
Deferred tax assets	907	—	4,137	—	5,044
Total current assets	27,552	103,251	159,419	—	290,222

Property and equipment, net	4,155	47,374	56,608	—	108,137
Goodwill, net	—	149,470	101,771	—	251,241
Other non-current assets	—	6,020	3,353	—	9,373
Deferred tax assets	—	—	6,943	(6,943)	—
Intercompany receivable	—	—	156,794	(156,794)	—
Investments in subsidiaries	751,785	—	—	(751,785)	—
Total assets	$783,492	$306,115	$484,888	$(915,522)	$658,973

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,326	$—	$—	$—	$3,326
Accounts payable and accrued liabilities	13,804	6,942	17,277	—	38,023
Income taxes payable	7,302	—	110	—	7,412
Total current liabilities	24,432	6,942	17,387	—	48,761

Revolving unsecured credit facility	182,000	—	—	—	182,000
Notes payable, net of current portion	5,026	—	—	—	5,026
Deferred income tax liabilities	881	10,080	4,809	(6,943)	8,827
Intercompany payable	156,794	—	—	(156,794)	—
Total liabilities	369,133	17,022	22,196	(163,737)	244,614

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	394	—	—	—	394
Additional paid-in capital	176,675	—	—	—	176,675
Retained earnings	490,280	289,093	470,140	(751,785)	497,728
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(303)	—	(7,448)	—	(7,751)
Common stock held in treasury, at cost	(252,687)	—	—	—	(252,687)

Condensed Consolidating Balance Sheet (Continued)
December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	414,359	289,093	462,692	(751,785)	414,359
Total liabilities and stockholders' equity	$783,492	$306,115	$484,888	$(915,522)	$658,973

Condensed Consolidating Balance Sheet
December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$12,145	$3,885	$34,255	$—	$50,285
Pawn loan fees and service charges receivable	—	6,999	8,159	—	15,158
Pawn loans	—	50,091	53,090	—	103,181
Consumer loans, net	—	1,076	803	—	1,879
Inventories	—	29,325	36,020	—	65,345
Prepaid expenses and other current assets	3,733	—	1,263	(562)	4,434
Deferred tax assets	1,148	—	—	—	1,148
Total current assets	17,026	91,376	133,590	(562)	241,430

Property and equipment, net	3,732	38,802	50,770	—	93,304
Goodwill, net	—	95,368	71,018	—	166,386
Other non-current assets	—	3,503	3,069	—	6,572
Deferred tax assets	—	—	3,447	(3,447)	—
Intercompany receivable	—	—	118,494	(118,494)	—
Investments in subsidiaries	572,928	—	—	(572,928)	—
Total assets	$593,686	$229,049	$380,388	$(695,431)	$507,692

LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	$3,212	$—	$—	$—	$3,212
Accounts payable and accrued liabilities	7,629	5,585	14,724	—	27,938
Income taxes payable	—	—	562	(562)	—
Total current liabilities	10,841	5,585	15,286	(562)	31,150

Revolving unsecured credit facility	102,500	—	—	—	102,500
Notes payable, net of current portion	8,351	—	—	—	8,351
Deferred income tax liabilities	1,084	8,492	7,146	(3,447)	13,275
Intercompany payable	118,494	—	—	(118,494)	—
Total liabilities	241,270	14,077	22,432	(122,503)	155,276

Stockholders' equity:
Preferred stock	—	—	—	—	—
Common stock	388	—	—	—	388
Additional paid-in capital	159,081	—	—	—	159,081
Retained earnings	407,160	214,972	364,678	(572,928)	413,882
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(218)	—	(6,722)	—	(6,940)
Common stock held in treasury, at cost	(213,995)	—	—	—	(213,995)

Condensed Consolidating Balance Sheet (Continued)
December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Total stockholders' equity	352,416	214,972	357,956	(572,928)	352,416
Total liabilities and stockholders' equity	$593,686	$229,049	$380,388	$(695,431)	$507,692

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$121,194	$245,993	$—	$367,187
Pawn loan fees	—	71,586	109,969	—	181,555
Consumer loan and credit services fees	—	39,771	4,010	—	43,781
Wholesale scrap jewelry revenue	—	35,147	33,178	—	68,325
Total revenue	—	267,698	393,150	—	660,848

Cost of revenue:
Cost of retail merchandise sold	—	65,381	155,980	—	221,361
Consumer loan and credit services loss provision	—	10,659	709	—	11,368
Cost of wholesale scrap jewelry sold	—	29,148	29,397	—	58,545
Total cost of revenue	—	105,188	186,086	—	291,274

Net revenue	—	162,510	207,064	—	369,574

Expenses and other income:
Store operating expenses	—	76,821	104,500	—	181,321
Administrative expenses	30,900	—	18,630	—	49,530
Depreciation and amortization	1,193	4,739	9,429	—	15,361
Interest expense	3,492	—	—	—	3,492
Interest income	(8)	—	(314)	—	(322)
Total expenses and other income	35,577	81,560	132,245	—	249,382

Income from continuing operations before income taxes	(35,577)	80,950	74,819	—	120,192

Provision for income taxes	(12,637)	28,333	20,017	—	35,713

Income from continuing operations	(22,940)	52,617	54,802	—	84,479

Income (loss) from discontinued operations, net of tax	—	—	(633)	—	(633)
Net income	$(22,940)	$52,617	$54,169	$—	$83,846
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	(811)	—	—	—	(811)
Comprehensive income	$(23,751)	$52,617	$54,169	$—	$83,035

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$89,373	$198,083	$—	$287,456
Pawn loan fees	—	57,220	95,017	—	152,237
Consumer loan and credit services fees	—	44,419	4,273	—	48,692
Wholesale scrap jewelry revenue	—	51,978	51,728	—	103,706
Total revenue	—	242,990	349,101	—	592,091

Cost of revenue:
Cost of retail merchandise sold	—	45,572	121,572	—	167,144
Consumer loan and credit services loss provision	—	11,837	719	—	12,556
Cost of wholesale scrap jewelry sold	—	36,672	40,181	—	76,853
Total cost of revenue	—	94,081	162,472	—	256,553

Net revenue	—	148,909	186,629	—	335,538

Expenses and other income:
Store operating expenses	—	59,843	89,036	—	148,879
Administrative expenses	36,281	—	13,930	—	50,211
Depreciation and amortization	1,096	3,861	7,982	—	12,939
Interest expense	—	1,488	—	—	1,488
Interest income	—	(11)	(205)	—	(216)
Total expenses and other income	37,377	65,181	110,743	—	213,301

Income from continuing operations before income taxes	(37,377)	83,728	75,886	—	122,237

Provision for income taxes	(12,859)	30,561	23,673	—	41,375

Income from continuing operations	(24,518)	53,167	52,213	—	80,862

Income (loss) from discontinued operations, net of tax	—	—	(503)	—	(503)
Net income	$(24,518)	$53,167	$51,710	$—	$80,359
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	6,523	—	—	—	6,523
Comprehensive income	$(17,995)	$53,167	$51,710	$—	$86,882

Condensed Consolidating Statement of Comprehensive Income
Year Ended December 31, 2011
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Revenue:
Retail merchandise sales	$—	$71,863	$164,934	$—	$236,797
Pawn loan fees	—	47,199	75,121	—	122,320
Consumer loan and credit services fees	—	42,051	4,825	—	46,876
Wholesale scrap jewelry revenue	—	51,345	56,659	—	108,004
Total revenue	—	212,458	301,539	—	513,997

Cost of revenue:
Cost of retail merchandise sold	—	36,085	106,021	—	142,106
Consumer loan and credit services loss provision	—	10,484	847	—	11,331
Cost of wholesale scrap jewelry sold	—	33,454	37,851	—	71,305
Total cost of revenue	—	80,023	144,719	—	224,742

Net revenue	—	132,435	156,820	—	289,255

Expenses and other income:
Store operating expenses	—	52,776	73,331	—	126,107
Administrative expenses	34,695	—	10,564	—	45,259
Depreciation and amortization	1,079	3,343	6,522	—	10,944
Interest expense	135	—	—	—	135
Interest income	(111)	—	(166)	—	(277)
Total expenses and other income	35,798	56,119	90,251	—	182,168

Income from continuing operations before income taxes	(35,798)	76,316	66,569	—	107,087

Provision for income taxes	(10,015)	26,711	20,254	—	36,950

Income from continuing operations	(25,783)	49,605	46,315	—	70,137

Income (loss) from discontinued operations, net of tax	—	—	7,645	—	7,645
Net income	$(25,783)	$49,605	$53,960	$—	$77,782
Other comprehensive income (loss):
Currency translation adjustment, net of tax expense or benefit	(10,414)	—	—	—	(10,414)
Comprehensive income	$(36,197)	$49,605	$53,960	$—	$67,368

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$(78,714)	$82,737	$102,695	$—	$106,718
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	(78)	(333)	—	(411)
Purchases of property and equipment	(1,616)	(11,584)	(13,472)	—	(26,672)
Acquisitions of pawn stores, net of cash acquired	—	(70,720)	(42,923)	—	(113,643)
Investing activity with subsidiaries	38,215	—	(38,215)	—	—
Net cash flow provided by (used in) investing activities	36,599	(82,382)	(94,943)	—	(140,726)
Cash flow from financing activities:
Borrowings from revolving credit facilities	152,500	—	—	—	152,500
Repayments of revolving credit facilities	(73,000)	—	—	—	(73,000)
Repayments of notes payable	(3,211)	—	—	—	(3,211)
Purchases of treasury stock	(38,692)	—	—	—	(38,692)
Proceeds from exercise of share-based compensation awards	9,242	—	—	—	9,242
Income tax benefit from exercise of stock options	7,805	—	—	—	7,805
Net cash flow provided by (used in) financing activities	54,644	—	—	—	54,644
Effect of exchange rates on cash	—	—	(278)	—	(278)
Change in cash and cash equivalents	12,529	355	7,474	—	20,358
Cash and cash equivalents at beginning of the period	12,145	3,885	34,255	—	50,285
Cash and cash equivalents at end of the period	$24,674	$4,240	$41,729	$—	$70,643

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$(123,042)	$94,644	$117,190	$—	$88,792
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	(6,702)	(10,623)	—	(17,325)
Purchases of property and equipment	379	(7,379)	(14,841)	—	(21,841)
Acquisitions of pawn stores, net of cash acquired	—	(73,106)	(47,632)	—	(120,738)
Investing activity with subsidiaries	41,815	(8,500)	(33,315)	—	—
Net cash flow provided by (used in) investing activities	42,194	(95,687)	(106,411)	—	(159,904)
Cash flow from financing activities:
Borrowings from revolving credit facilities	194,500	—	—	—	194,500
Repayments of revolving credit facilities	(92,000)	—	—	—	(92,000)
Repayments of notes payable	(1,837)	—	—	—	(1,837)
Purchases of treasury stock	(61,275)	—	—	—	(61,275)
Proceeds from exercise of share-based compensation awards	4,296	—	—	—	4,296
Income tax benefit from exercise of stock options	5,841	—	—	—	5,841
Net cash flow provided by (used in) financing activities	49,525	—	—	—	49,525
Effect of exchange rates on cash	—	—	1,576	—	1,576
Change in cash and cash equivalents	(31,323)	(1,043)	12,355	—	(20,011)
Cash and cash equivalents at beginning of the period	43,468	4,928	21,900	—	70,296
Cash and cash equivalents at end of the period	$12,145	$3,885	$34,255	$—	$50,285

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2011
(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Eliminations	Consolidated
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$(7,515)	$26,830	$61,060	$—	$80,375
Cash flow from investing activities:
Loan receivables, net of cash repayments	—	(3,749)	(1,459)	—	(5,208)
Purchases of property and equipment	7,075	(22,513)	(13,536)	—	(28,974)
Proceeds from disposition of consumer loan stores	—	—	19,857	—	19,857
Acquisitions of pawn stores, net of cash acquired	—	—	(7,779)	—	(7,779)
Investing activity with subsidiaries	52,500	—	(52,500)	—	—
Net cash flow provided by (used in) investing activities	59,575	(26,262)	(55,417)	—	(22,104)
Cash flow from financing activities:
Repayments of notes payable	(1,851)	—	—	—	(1,851)
Purchases of treasury stock	(55,308)	—	—	—	(55,308)
Proceeds from exercise of share-based compensation awards	2,478	—	—	—	2,478
Income tax benefit from exercise of stock options	2,088	—	—	—	2,088
Net cash flow provided by (used in) financing activities	(52,593)	—	—	—	(52,593)
Effect of exchange rates on cash	—	—	(2,622)	—	(2,622)
Change in cash and cash equivalents	(533)	568	3,021	—	3,056
Cash and cash equivalents at beginning of the period	44,001	4,360	18,879	—	67,240
Cash and cash equivalents at end of the period	$43,468	$4,928	$21,900	$—	$70,296